Debt - Schedule of Future Minimum Payments for the Convertible Notes Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Feb. 06, 2024	Dec. 31, 2023	Aug. 15, 2023	Jul. 20, 2023	Jun. 26, 2023
Schedule of Future Minimum Payments for the Convertible Notes Payable [Line Items]
Total future payments	$ 2,400
Convertible Notes [Member]
Schedule of Future Minimum Payments for the Convertible Notes Payable [Line Items]
Total future payments	19,533	$ 19,533
Less: fair value remeasurement
Less: unamortized debt premium (discount)	(2)	(2)
Less: interest	(566)	(1,112)
Total convertible notes payable	18,965	18,419
Tasly Convertible Debt [Member]
Schedule of Future Minimum Payments for the Convertible Notes Payable [Line Items]
Total future payments	2,094	1,998		$ 1,710
Less: fair value remeasurement	394	333
Less: unamortized debt premium (discount)
Less: interest	(98)	(97)
Total convertible notes payable	2,390	$ 2,234	$ 20	$ 1,710	$ 300	$ 300	$ 1,000
Senior Notes [Member]
Schedule of Future Minimum Payments for the Convertible Notes Payable [Line Items]
Total future payments	25,931
Less: fair value remeasurement
Less: unamortized debt premium (discount)	1,481
Less: interest	(823)
Total convertible notes payable	$ 26,589